Provisions	6 Months Ended
Jun. 30, 2026
Provisions.
Provisions

20Provisions

Site restoration

Site restoration relates to the estimated cost of closing down the mines and projects and represent the site and environmental restoration costs, estimated to be paid as a result of mining activities or previous mining activities. For the Blanket Mine site restoration costs are capitalised in property, plant and equipment with an increase in the provision at the net present value of the estimated future and inflated cost of site rehabilitation. Subsequently the capitalised cost are amortised over the life of the mine and the provision is unwound over the period to estimated restoration. For properties in the exploration and evaluation phase, such as the Bilboes, Maligreen and Motapa projects, site restoration costs are capitalised in exploration and evaluation assets with an increase in the provision at the undiscounted value of the estimated cost of site rehabilitation. Subsequently the costs capitalised are not amortised and the provision is not unwound.

Reconciliation of site restoration provisions	June 30, 2026	December 31, 2025
Blanket Mine
Balance January 1	5,474	5,280
Unwinding of discount (note 14)	263	255
Change in estimate (Blanket Mine) (note 14)	124	(61)
Balance	5,861	5,474

Motapa, Maligreen and Bilboes Gold
Balance January 1	4,248	4,384
Change in estimate (Motapa) (note 13)	20	87
Change in estimate (Maligreen) (note 13)	13	78
Change in estimate (Bilboes Gold) (note 13 & note 14)	96	(301)
Balance	4,377	4,248

Total balance	10,238	9,722

Current	—	—
Non-current	10,238	9,722
	10,238	9,722

The discount rate in calculating the present value of the Blanket Mine provision is 4.93% (2025: 4.79%) and is based on a risk-free rate and cash flows are estimated at an average 2.59% inflation (2025: 2.32%). The gross rehabilitation costs, before discounting, amounted to $7,699 (2025: $7,699) for Blanket Mine as at June 30, 2026.

The undiscounted gross rehabilitation costs for exploration and evaluation assets as at June 30, 2026, amounted to $3,300 (2025: $3,204) for Bilboes Holdings, $691 (2025: $671) for Motapa and $386 (2025: $373) for Maligreen.